Share-Based Compensation - Summary of Restricted Share Activity (Detail) - $ / shares		12 Months Ended
	Oct. 19, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TYT Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Begining Balance (Number of restricted share units)		0
Grant (Number of restricted share)		968,198
Ending Balance (Number of restricted share units)		968,198	0
Begining balance (Weighted average grant date fair value)		$ 0
Grant ( Weighted average grant date fair value)		15.68
Ending balance (Weighted average grant date fair value)		$ 15.68	$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Begining Balance (Number of restricted share units)			51,034,162	68,045,550
Vested			(51,034,162)	(17,011,388)
Grant (Number of restricted share)	34,022,775
Ending Balance (Number of restricted share units)				51,034,162
Begining balance (Weighted average grant date fair value)			$ 0.1965	$ 0.1965
Vested ( Weighted average grant date fair value)			0.1965	0.1965
Ending balance (Weighted average grant date fair value)				$ 0.1965